Schedules of Investments (Unaudited)
Pax International Sustainable Economy Fund	March 31, 2022

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 98.6%
AUSTRALIA: 6.9%
Aristocrat Leisure, Ltd.	198,572	$5,389,645
ASX, Ltd.	23,592	1,435,105
Australia & New Zealand Banking Group, Ltd	232,075	4,755,449
BlueScope Steel, Ltd.	51,737	804,516
Cochlear, Ltd.	6,414	1,070,888
Coles Group, Ltd.	2,072	27,693
Commonwealth Bank of Australia	184,437	14,524,851
Computershare, Ltd.	269,217	4,947,962
Dexus, REIT	214,832	1,753,602
Fortescue Metals Group, Ltd.	492,262	7,566,972
Goodman Group, REIT	146,512	2,490,193
Insurance Australia Group, Ltd.	208,545	682,523
Macquarie Group, Ltd.	39,749	6,011,402
Mirvac Group, REIT	80,733	149,700
QBE Insurance Group, Ltd.	490,022	4,202,094
Ramsay Health Care, Ltd.	14,320	693,525
REA Group, Ltd. (a)	12,087	1,211,714
SEEK, Ltd. (a)	42,885	944,438
Telstra Corp., Ltd.	403,971	1,193,516
Vicinity Centres, REIT	387,758	538,074
		60,393,862

AUSTRIA: 0.2%
Voestalpine AG	51,664	1,537,325

BELGIUM: 0.6%
KBC Group NV	16,318	1,170,803
Solvay SA (a)	15,631	1,540,522
UCB SA	18,385	2,198,788
Umicore SA	1,498	64,755
		4,974,868

CHINA: 0.1%
ESR Cayman, Ltd. (b)	289,800	898,059

DENMARK: 4.1%
Coloplast A/S, Class B	9,867	1,494,243
Genmab A/S (b)	2,986	1,078,403
Novo Nordisk A/S, Class B	208,884	23,168,594
Orsted A/S (b)	33,223	4,158,570
Vestas Wind Systems A/S	188,955	5,542,957
		35,442,767

FINLAND: 1.2%
Kesko Oyj, Class B	24,979	689,672
Stora Enso OYJ, Class R	176,574	3,463,926
UPM-Kymmene OYJ	145,809	4,761,391
Wartsila OYJ Abp	201,760	1,842,243
		10,757,232

FRANCE: 10.7%
Air Liquide SA	68,916	12,056,425
Amundi SA	10,153	694,270
AXA SA (a)	223,700	6,548,666
BNP Paribas SA	171,009	9,772,246
Bouygues SA (a)	143,368	5,004,123
Carrefour SA	92,398	2,010,770
CNP Assurances	173,631	4,180,067
Danone SA	67,224	3,713,652
Eiffage SA	49,303	5,060,072
Eurazeo SA	1	84
Gecina SA, REIT	565	71,206
L'Oreal SA	22,774	9,096,962
Michelin	40,403	5,475,231
Orange SA	213,989	2,533,907
Schneider Electric SE	79,402	13,330,827
SEB SA	4,197	585,317
Societe Generale SA	150,229	4,027,238
Teleperformance	7,231	2,754,274
Unibail-Rodamco-Westfield, REIT (b)	73,450	5,501,936
Valeo SA	27,365	505,458
		92,922,731

GERMANY: 7.4%
Allianz SE	46,423	11,086,188
BASF SE	105,697	6,031,125
Beiersdorf AG	4,809	505,204
Commerzbank AG (b)	419,166	3,185,203
Delivery Hero SE (b)	16,494	718,871
Deutsche Boerse AG	37,088	6,676,238
Deutsche Post AG	91,141	4,352,153
HeidelbergCement AG	358	20,289
HelloFresh SE (b)	16,010	718,588
Henkel AG & Co. KGaA	23,512	1,551,900
Merck KGaA	28,938	6,043,252
Muenchener Rueckversicherungs AG	26,026	6,957,782
Puma SE	20,551	1,747,696
SAP SE	135,067	14,969,222
		64,563,711

HONG KONG: 1.5%
BOC Hong Kong Holdings, Ltd.	326,557	1,228,764
Hang Seng Bank, Ltd.	3,900	75,008
Hong Kong Exchanges and Clearing, Ltd.	192,299	9,013,691
MTR Corp., Ltd.	175,000	942,422
Swire Pacific, Ltd., Class A	221,500	1,346,967
Swire Properties, Ltd.	200	494
		12,607,346

IRELAND: 0.8%
CRH PLC	105,830	4,221,044
Kerry Group PLC, Class A	581	64,980
Kingspan Group PLC	24,085	2,354,231
		6,640,255

ISRAEL: 0.4%
Bank Hapoalim BM	9,453	93,591
Bank Leumi Le-Israel BM	164,005	1,766,776
CyberArk Software, Ltd. (b)	10,200	1,721,250
		3,581,617

ITALY: 1.7%
Assicurazioni Generali SpA (a)	151,230	3,458,955
CNH Industrial NV	320,253	5,044,233
Enel SpA	696,978	4,653,547
Intesa Sanpaolo SpA	890,487	2,038,115
		15,194,850

JAPAN: 23.4%
Aeon Co., Ltd.	65,500	1,396,623
Ajinomoto Co., Inc.	43,600	1,237,488
Astellas Pharma, Inc.	223,900	3,498,411
Azbil Corp.	19,100	633,925
Bridgestone Corp.	146,000	5,667,102
Capcom Co., Ltd.	100	2,424
Central Japan Railway Co.	8,500	1,108,343
Chugai Pharmaceutical Co., Ltd.	143,000	4,771,682
Daifuku Co, Ltd.	15,400	1,098,812
Dai-ichi Life Holdings, Inc.	301,100	6,118,589
Daiwa House Industry Co., Ltd.	48,500	1,264,330
Denso Corp.	60,400	3,853,526
East Japan Railway Co.	63,400	3,669,435
Eisai Co., Ltd.	51,400	2,381,288
Fujitsu, Ltd.	23,300	3,490,939
Hankyu Hanshin Holdings, Inc.	21,700	627,168
Hitachi Construction Machinery Co., Ltd.	40,500	1,049,388
Hitachi Metals, Ltd. (b)	43,300	724,421
Hoya Corp.	51,700	5,891,621
Hulic Co., Ltd.	179,700	1,612,165
JFE Holdings, Inc.	172,600	2,415,397
Kajima Corp.	248,400	3,022,212
Kansai Paint Co., Ltd.	27,900	447,906
Kao Corp.	56,700	2,315,096
KDDI Corp.	263,300	8,632,717
Keio Corp. (a)	20,600	802,998
Kikkoman Corp.	20,200	1,337,974
Kobayashi Pharmaceutical Co., Ltd.	100	8,012
Komatsu, Ltd.	111,200	2,671,636
Kubota Corp.	159,600	2,991,583
Lawson, Inc.	14,800	566,542
Lixil Corp.	15,600	290,406
Mercari, Inc. (b)	15,000	387,210
Mitsubishi Chemical Holdings Corp.	156,200	1,038,845
Mitsui Fudosan Co., Ltd.	149,800	3,206,065
Miura Co., Ltd. (a)	13,500	332,633
Mizuho Financial Group, Inc.	257,450	3,283,867
MS&AD Insurance Group Holdings, Inc.	38,200	1,240,274
Murata Manufacturing Co., Ltd.	86,100	5,671,647
NEC Corp.	48,500	2,037,519
Nintendo Co., Ltd.	14,500	7,319,048
Nippon Building Fund, Inc., REIT	123	697,757
Nippon Express Holdings, Inc.	9,600	659,527
Nippon Paint Holdings Co., Ltd.	125,700	1,101,300
Nippon Steel Corp.	129,100	2,277,924
Nippon Yusen KK	32,500	2,842,917
Nissin Foods Holdings Co., Ltd.	100	7,012
Nitori Holdings Co, Ltd.	18,900	2,377,860
Nitto Denko Corp.	21,500	1,541,293
Nomura Real Estate Master Fund, Inc., REIT	30	39,657
Nomura Research Institute, Ltd.	75,200	2,453,572

NTT Data Corp.	264,200	5,192,127
Obayashi Corp.	615,300	4,516,137
Odakyu Electric Railway Co., Ltd.	46,600	772,382
Omron Corp.	28,000	1,863,358
Oriental Land Co., Ltd.	42,100	8,058,162
Recruit Holdings Co, Ltd.	160,500	6,973,246
Rohm Co., Ltd.	13,300	1,032,611
SCSK Corp.	42,000	718,225
Secom Co., Ltd.	19,400	1,403,432
Sekisui Chemical Co., Ltd.	58,100	832,509
Sekisui House, Ltd.	93,900	1,816,323
Seven & i Holdings Co., Ltd.	118,900	5,668,819
Shimizu Corp.	56,800	340,866
Shin-Etsu Chemical Co., Ltd.	27,700	4,208,550
Shionogi & Co., Ltd.	33,600	2,064,497
SoftBank Corp.	242,100	2,823,637
Sompo Holdings, Inc.	30,200	1,327,000
Stanley Electric Co., Ltd.	20,500	387,598
Sumitomo Chemical Co., Ltd.	138,300	633,250
Suntory Beverage & Food, Ltd.	36,100	1,375,957
T&D Holdings, Inc.	57,100	775,303
Taisei Corp.	21,600	623,573
Takeda Pharmaceutical Co., Ltd.	311,400	8,872,474
TDK Corp.	49,800	1,796,643
Tobu Railway Co., Ltd.	100	2,431
Tokyo Electron, Ltd.	13,400	6,881,718
Tokyu Corp.	5,400	70,059
TOTO, Ltd.	32,700	1,313,251
USS Co., Ltd.	38,200	641,899
West Japan Railway Co.	94,200	3,903,254
Yakult Honsha Co., Ltd.	13,800	736,145
Yamaha Corp.	23,500	1,021,218
Yamaha Motor Co., Ltd.	192,500	4,314,637
Yaskawa Electric Corp. (a)	36,300	1,414,790
Yokogawa Electric Corp.	33,100	563,975
Z Holdings Corp.	865,300	3,740,771
ZOZO, Inc.	25,000	667,632
		203,464,545

NETHERLANDS: 6.4%
Aegon NV	267,647	1,418,832
Akzo Nobel NV	30,747	2,641,852
ASML Holding NV	45,010	30,076,647
Koninklijke Ahold Delhaize NV	213,009	6,851,540
Koninklijke DSM NV	4,323	773,358
NN Group NV	43,983	2,229,003
Prosus NV (b)	179,301	9,669,311
Wolters Kluwer NV	16,832	1,794,398
		55,454,941

NEW ZEALAND: 1.2%
Auckland International Airport, Ltd. (b)	254,961	1,379,498
Fisher & Paykel Healthcare Corp., Ltd.	48,472	813,369
Mercury NZ, Ltd.	156,928	644,212
Meridian Energy, Ltd.	1,335,528	4,653,057
Ryman Healthcare, Ltd.	111,789	723,565
Spark New Zealand, Ltd.	113,764	360,021
Xero, Ltd. (b)	19,339	1,465,658
		10,039,380

NORWAY: 1.1%
DNB Bank ASA	8,672	196,065
Mowi ASA	83,265	2,242,818
Norsk Hydro ASA	546,971	5,314,300
Orkla ASA	74,208	659,300
Telenor ASA	87,437	1,254,680
		9,667,163

POLAND: 0.2%
Mondi PLC	69,164	1,344,398

PORTUGAL: 0.6%
Jeronimo Martins SGPS SA	217,001	5,205,840

SINGAPORE: 1.6%
CapitaLand Integrated Commercial Trust, REIT	210,411	348,091
Capitaland Investment, Ltd. (b)	530,826	1,555,359
City Developments, Ltd.	690,300	3,990,431
DBS Group Holdings, Ltd.	192,696	5,049,060
Keppel Corp., Ltd.	19,200	90,533
Singapore Exchange, Ltd.	99,900	732,112
Singapore Telecommunications, Ltd.	1,131,364	2,196,825
UOL Group, Ltd.	35,200	182,256
		14,144,667

SPAIN: 2.2%
Banco Bilbao Vizcaya Argentaria SA (a)	867,723	4,954,633
CaixaBank SA	132,215	448,457
Iberdrola SA	980,139	10,712,889
Red Electrica Corp. SA	130,969	2,688,927
		18,804,906

SWEDEN: 3.5%
Assa Abloy AB, Class B	217,582	5,848,513
Atlas Copco AB, Class A	99,303	5,154,414
Atlas Copco AB, Class B	112,863	5,118,282
Electrolux AB, Class B (a)	24,985	378,086
Evolution AB	6,335	644,487
Husqvarna AB, Class B (a)	203,675	2,124,681
Nibe Industrier AB, Class B	207,567	2,300,787
Sandvik AB	152,577	3,241,166
Svenska Cellulosa AB SCA, Class B (a)	23,179	450,082
Tele2 AB, Class B	38,449	581,187
Telefonaktiebolaget LM Ericsson, Class B (a)	263,985	2,406,367
Telia Company AB (a)	589,565	2,363,985
		30,612,037

SWITZERLAND: 9.8%
ABB, Ltd.	247,940	8,043,345
Chocoladefabriken Lindt & Spruengli AG-PC	85	1,011,662
Coca-Cola HBC AG (b)	23,462	489,321
Geberit AG	1,633	1,006,673
Givaudan SA	729	3,012,911
Lonza Group AG	11,946	8,656,111
Roche Holding AG	82,427	32,613,207
SGS SA (b)	1,183	3,288,909
Sika AG	21,424	7,088,208
Straumann Holding AG	2,956	4,719,805

Swiss Re AG	65,355	6,221,398
Swisscom AG	138	82,911
Zurich Insurance Group AG	18,447	9,110,967
		85,345,428

UNITED KINGDOM: 13.0%
Ashtead Group PLC	22,757	1,432,881
Associated British Foods PLC	71,862	1,561,067
AstraZeneca PLC	195,259	25,893,862
BT Group PLC	490,655	1,169,872
Croda International PLC	1	103
GlaxoSmithKline PLC	725,896	15,706,170
Informa PLC (b)	148,471	1,163,272
J Sainsbury PLC	455,130	1,506,381
JD Sports Fashion PLC	1,557,483	3,001,135
Kingfisher PLC	248,392	829,044
Legal & General Group PLC	1,809,524	6,415,465
Lloyds Banking Group, PLC	4,140,912	2,521,674
Next PLC	4,611	362,658
Reckitt Benckiser Group PLC	64,447	4,916,398
RELX PLC	334,722	10,415,788
Rentokil Initial, PLC	117,015	806,055
Schroders PLC	2,915	122,749
Segro PLC, REIT	58,523	1,028,778
Spirax-Sarco Engineering, PLC	11,106	1,815,617
St James's Place, PLC	202,374	3,815,434
Standard Chartered PLC	232,861	1,545,733
Tesco PLC	1,945,213	7,042,260
Unilever PLC	236,588	10,741,746
Vodafone Group PLC	5,444,221	8,927,347
Coca-Cola European Partners PLC	14,700	714,567
		113,456,056

TOTAL COMMON STOCKS
(Cost $756,244,562)		857,053,984

PREFERRED STOCKS: 0.0% (c)
GERMANY: 0.0% (c)
Henkel AG & Co. KGaA	6,400	428,363
(Cost $614,911)

MONEY MARKET: 0.6%
State Street Institutional U.S. Government Money Market Fund, 0.250% (d)(e)	5,079,790	5,079,790
(Cost $5,079,790)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.286% (d)(e)	8,082,537	8,082,537
(Cost $8,082,537)

TOTAL INVESTMENTS: 100.1%		870,644,674
(Cost $770,021,800)

PAYABLE UPON RETURN OF SECURITIES LOANED (NET):- 0.9%		(8,082,537)

Other assets and liabilities - (net): 0.8%		6,634,948

Net Assets: 100.0%		$869,197,085

(a)	Security or partial position of this security was on loan as of March 31, 2022. The total market value of securities on loan as of March 31, 2022 was $21,742,248.
(b)	Non-income producing security.
(c)	Rounds to less than 0.05%.
(d)	Rate shown represents annualized 7-day yield as of March 31, 2022
(e)	Premier Class shares

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY SECTOR

SECTOR	VALUE	PERCENT OF NET ASSETS
Communication Services	$46,502,272	5.4%
Consumer Discretionary	59,332,615	6.8%
Consumer Staples	76,400,354	8.7%
Financials	161,111,725	18.5%
Health Care	152,353,755	17.5%
Industrials	142,589,552	16.4%
Information Technology	87,923,365	10.1%
Materials	77,082,387	8.9%
Real Estate	26,675,120	3.1%
Utilities	27,511,202	3.2%
Money Market	5,079,790	0.6%
Other assets and liabilities (net)	6,634,948	0.8%
Total	$869,197,085	100.0%

March 31, 2022
Notes to Schedules of Investments

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”)(so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Adviser’s Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At March 31, 2022, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $298,550, representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held three securities fair valued at $510,838, representing 0.07% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2022:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$1,495,895,555	$-	$-	$1,495,895,555
Cash Equivalents	26,113,972	-	-	26,113,972
Total	$1,522,009,527	$-	$-	$1,522,009,527
Small Cap
Common Stocks	$685,014,267	$-	$-	$685,014,267
Cash Equivalents	36,778,972	-	-	36,778,972
Total	$721,793,239	$-	$-	$721,793,239
US Sustainable Economy
Common Stocks	$310,492,088	$-	$-	$310,492,088
Cash Equivalents	2,417,539	-	-	3,417,539
Total	$312,909,627	$-	$-	$312,909,627
Global Sustainable Infrastructure
Common Stocks	$50,855,525	$48,152,589	$-	$99,008,114
Exchange-Traded Funds	-	9,384	-	9,384
Cash Equivalents	1,193,911	-	-	1,193,911
Total	$52,049,436	$48,161,973	$-	$100,211,409
Global Opportunities
Common Stocks	$69,641,310	$59,119,941	$-	$128,761,251
Cash Equivalents	740,193	-	-	740,193
Total	$70,381,503	$59,119,941	$-	$129,501,444
Global Environmental Markets
Common Stocks	$1,466,864,196	$992,841,518	$-	$2,459,705,714
Cash Equivalents	42,763,453	-	-	42,763,453
Total	$1,509,627,649	$992,841,518	$-	$2,502,469,167
Global Women’s Leadership
Common Stocks	$698,657,695	$241,955,656	$-	$940,613,351
Preferred Stocks	-	540,873	-	540,873
Cash Equivalents	4,414,041	-	-	4,414,041
Total	$703,071,736	$242,496,529	$-	$945,568,265
International Sustainable Economy
Common Stocks	$5,034,704	$852,019,280	$-	$857,053,984
Preferred Stocks	-	428,363	-	428,363
Cash Equivalents	13,162,327	-	-	13,162,327
Total	$18,197,031	$852,447,643	$-	$870,644,674
Core Bond
Community Investment Notes	$-	$-	$298,550	$298,550
Corporate Bonds	-	269,076,698	-	269,076,698
U.S. Gov't Agency Bonds	-	8,468,542	-	8,468,542
Government Bonds	-	2,775,280	-	2,775,280
Supranational Bonds	-	91,466,473	-	91,466,473
Municipal Bonds	-	14,013,832	-	14,013,832
U.S. Treasury Notes	-	104,952,220	-	104,952,220
Asset-Backed Securities	-	51,755,677	-	51,755,677
Mortgage-Backed Securities	-	181,315,108	-	181,315,108
Certificates of Deposit	-	252,132	-	252,132
Cash Equivalents	33,969,348	-	-	33,969,348
Total	$33,969,348	$724,075,962	$298,550	$758,343,860
High Yield Bond
Community Investment Notes	$-	$-	$510,838	$510,838
Common Stocks	-	-	0	0
Preferred Stocks	-	2,070,600	0	2,070,600
Corporate Bonds	-	648,216,137	-	648,216,137
Loans	-	13,735,980	-	13,735,980
Medium Term Certificates of Deposit	-	500,000	-	500,000
Certificates of Deposit	-	100,017	-	100,017
Cash Equivalents	18,239,077	-	-	18,239,077
Total	$18,239,077	$664,622,734	$510,838	$683,372,649
Sustainable Allocation
Affiliated Investment Companies	$2,332,558,549	$-	$-	$2,332,558,549
Cash Equivalents	130,512,421	-	-	130,512,421
Total	$2,463,070,970	$-	$-	$2,463,070,970

*	Table includes securities valued at zero.

See Schedules of Investments for additional detailed industry classifications.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurements. The High Yield Bond Fund holds two securities of the same issuer which are deemed to be valued at zero based on company financial statements, and one security based on broker valuation levels. The Core Bond Fund holds a position in a Community Investment note which is valued based on a general obligation by the parent entity to limit investment exposure on the note.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At March 31, 2022, the Sustainable Allocation Fund held the following investments in affiliated Funds:

Fund	Shares Held at 12/31/21	Gross Additions	Gross Reductions	Shares Held at 03/31/22	Value at 12/31/21	Dividend Income	Realized Gains/Losses[1]	Net change in Unrealized Appreciation/ Depreciation	Value at 03/31/22
Sustainable Allocation
Large Cap	76,137,343	-	-	76,137,343	$1,132,162,284	$-	$-	$135,599,532	$1,064,400,049
Small Cap	4,377,966	-	-	4,377,966	83,137,569	-	-	1,978,331	73,593,604
Global Sustainable Infrastructure	7,758,860	-	-	7,758,860	78,752,429	-	-	(35,429,140)	76,890,302
Global Opportunities	4,015,222	-	-	4,015,222	68,861,063	-	-	1,646,081	61,633,663
Global Environmental Markets	2,851,724	-	-	2,851,724	72,433,778	-	-	119,350	61,825,367
Global Women's Leadership	1,992,667	-	-	1,992,667	70,400,912	-	-	3,324,388	65,040,639
International Sustainable Economy	15,930,405	-	-	15,930,405	171,411,156	-	-	(4,662,890)	157,551,704
Core Bond	71,152,536	337,700	-	71,490,236	726,467,396	3,307,038	-	(68,875,247)	684,876,463
High Yield	13,284,046	144,245	-	13,428,291	91,394,238	945,649	-	(5,649,769)	86,746,758
Total					$2,495,020,825	$4,252,687	$-	$28,050,637	$2,332,558,549